Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2024
CURRENT TAX ASSETS AND LIABILITIES
Current Tax Assets and Liabilities

12.   CURRENT TAX ASSETS AND LIABILITIES

a)	The composition of current tax receivables as of December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
Tax Receivables	ThCh$	ThCh$
Advance income tax payments	12,401,976	13,518,958
Credit for adsorbed tax profits	67,222,361	67,222,361
Tax credit for training expenses	596,162	374,138
Total	80,220,499	81,115,457
b)	The detail of current tax payables as of as of December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
Current tax liabilities	ThCh$	ThCh$
Income tax	189,070,151	160,107,212
Total	189,070,151	160,107,212